Financial Statement Components - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 21,440	$ 10,652	$ 5,676
Money market funds	19,035	64,971	2,260
U.S. Treasury	0	24,999	0
U.S. agency securities		0	1,398
Commercial paper	166,255	108,322	16,971
Corporate bonds		0	775
Total cash and cash equivalents	$ 206,730	$ 208,944	$ 27,080